8. Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Schedule for adoption of US GAAP
	Canadian GAAP	Adjustments	U.S. GAAP

Directors' fees - year ended December 31, 2010	$(27,670)	$3,420	$(24,250)
Directors' fees - year ended December 31, 2009	172,075	(138,942)	33,133
Directors' fees - year ended December 31, 2008	67,053	23,064	90,117
Directors' fees - inception (April 25, 2005) to December 31, 2010	$211,458	$(112,458)	$99,000

Schedule of share based compensation expense

	Year Ended			Cumulative April 25, 2005
	December 31,			(inception) to
	2012	2011	2010	December 31, 2012
Directors' fees	$–	$–	$(27,670)	$131,000
Modification of warrants - stock-based compensation (Note 9)	415,436	898,997	898,997	4,313,782
Total	$415,436	$898,997	$871,327	$4,444,782

Schedule of stock options
			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value

Outstanding at December 31, 2012, 2011 and 2010	2,000	$51.00		$–

Exercisable at December 31, 2012	2,000	$51.00	5.5 years	$–

Available for grant at December 31, 2012	48,000

Schedule of stock options outstanding and exercisable
		Stock Options Outstanding			Stock Options Exercisable
		Weighted			Weighted
		Average	Weighted		Average	Weighted
	Number of	Remaining	Average	Number of	Remaining	Average
	Options	Contractual	Exercise	Options	Contractual	Exercise
Exercise Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$51.00	2,000	5.5	$51.00	2,000	5.5	$51.00